Summary of Volume and Fair Value Positions of Derivative Instruments and Reporting Location in Statement of Financial Position (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Total derivatives, Notional amount	$ 3,298,473	$ 3,850,780
Total derivatives	(314,926)	(506,678)
Derivatives not designated as accounting hedging instruments | Contractholder funds | Derivatives embedded in life and annuity contracts - Equity-indexed and forward starting options
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	3,098,496	3,620,132
Total liability derivatives, Fair value, net	(295,305)	(481,930)
Derivatives not designated as accounting hedging instruments | Contractholder funds | Guaranteed accumulation benefits
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	174,791	202,908
Total liability derivatives, Fair value, net	(18,047)	(22,454)
Derivatives not designated as accounting hedging instruments | Contractholder funds | Guaranteed withdrawal benefits
Derivatives, Fair Value [Line Items]
Total liability derivatives, Notional amount	25,186	27,740
Total liability derivatives, Fair value, net	$ (1,574)	$ (2,294)